Accrued Separation Costs (Tables)	9 Months Ended
Sep. 30, 2018
Payables and Accruals [Abstract]
Schedule of Accrued Payroll and Payroll Related Expenses

This amount does not yield interest and matures as follows for the twelve-months ended September 30:

2019	$9,000
2020	9,000
2021	11,250
2022	12,000
2023	16,500
Thereafter	46,135
103,885
Less current portion	(9,000)
$94,885